Obligations for pension and similar liabilities (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	8.70%		8.40%
Rate Calculation of Interest Under Assets to the Next Year	8.70%		8.40%
Estimated Long Term Inflation Rate	3.00%	3.00%	3.00%
Estimated Rate of Nominal Wage Increase	3.50%	3.50%	3.50%
Biometric General Mortality Table	AT2000	AT2000	AT2000
Actuarial assumption of expected rates of pension increases [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation		9.44%
Rate Calculation of Interest Under Assets to the Next Year		9.44%
Actuarial assumption of expected rates of pension increases [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation		9.64%
Rate Calculation of Interest Under Assets to the Next Year		9.64%
Actuarial assumption of medical cost trend rates [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation	8.70%		8.40%
Rate Calculation of Interest Under Assets to the Next Year	8.70%		8.40%
Estimated Long Term Inflation Rate	3.00%	3.00%	3.00%
Biometric General Mortality Table	AT2000	AT2000	AT2000
Actuarial assumption of medical cost trend rates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation		9.46%
Rate Calculation of Interest Under Assets to the Next Year		9.46%
Actuarial assumption of medical cost trend rates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Nominal Discount Rate for Actuarial Obligation		9.64%
Rate Calculation of Interest Under Assets to the Next Year		9.64%